(Loss)/Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
(Loss)/Earnings Per Share

	Fiscal Year Ended December 31,
	2014	2013	2012
BASIC (LOSS)/EARNINGS PER SHARE
Net (loss)/income attributable to Gold Fields shareholders
- Continuing operations	(27.2)	(268.4)	292.1
- Discontinued operations *	—	20.5	362.2

	(27.2)	(247.9)	654.3

Weighted average number of shares - continuing operations
Shares outstanding - beginning of year	767,160,263	729,536,813	723,735,186
Weighted average number of shares issued	1,981,608	13,069,913	3,724,271

Weighted average number of shares issued at the end of the year	769,141,871	742,606,726	727,459,457

Basic (loss)/earnings per share
- Continuing operations	(0.04)	(0.36)	0.40
- Discontinued operations *	—	0.03	0.50

*	Basic earnings per share from discontinued operations

Basic earnings per share is calculated by dividing the profit attributable to ordinary shareholders from discontinued operations of $nil (fiscal 2013: $20.5 million and fiscal 2012: $362.2 million) by the weighted average number of ordinary shares in issue in fiscal 2014 of 769,141,871 (fiscal 2013: 742,606,726 and fiscal 2012: 727,459,457).

	Fiscal Year Ended December 31,
	2014	2013	2012
DILUTED (LOSS)/EARNINGS PER SHARE
Net (loss)/income attributable to Gold Fields shareholders
- Continuing operations	(27.2)	(268.4)	292.1
- Discontinued operations *	—	20.5	362.2

	(27.2)	(247.9)	654.3

Weighted average number of shares - continuing operations
Weighted average number of shares issued at the end of the year	769,141,871	742,606,726	727,459,457
Effect of dilutive securities [1]	—	—	3,264,493

	769,141,871	742,606,726	730,723,950

Diluted (loss)/earnings per share
- Continuing operations	(0.04)	(0.36)	0.40
- Discontinued operations *	—	0.03	0.50

*	Diluted earnings per share from discontinued operations